SUBSEQUENT EVENTS (Details Textual)							1 Months Ended										3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended			15 Months Ended
		Oct. 11, 2017 USD ($) $ / shares shares	Oct. 10, 2017 USD ($) $ / shares shares	Oct. 06, 2017 USD ($) $ / shares shares	Oct. 03, 2017 USD ($)	May 16, 2017 USD ($) $ / shares shares	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Oct. 31, 2017 USD ($) shares	Aug. 30, 2017 USD ($)	Jun. 29, 2017 $ / shares shares	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Mar. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	May 26, 2015 USD ($)
Subsequent Event [Line Items]
Notes Payable, Related Parties																					$ 3,000,000
Deferred Long-term Liability Charges															$ 19,300,000
Common Stock, Shares Authorized | shares																					500,000,000		500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares																					$ 0.001		$ 0.001	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares																							2,386,000	4,942,000	5,563,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																							11,075,027
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																					$ 1.35		$ 1.35
Value of Shares to be Purchased Under Merger Agreement						$ 35,000,000
Non-Sponsor Available Cash Upon Effective Date of Merger						$ 14,300,000
Number of Common Stock Obligated to Issue | shares			388,437
Sale of Stock, Number of Shares Issued in Transaction | shares						3,600,000															3,600,000
Sale of Stock, Price Per Share | $ / shares						$ 10.00															$ 10.00
Sale of Stock, Consideration Received on Transaction						$ 36,000,000
Sale of Stock, Description of Transaction						Sponsor purchases resulted in available cash required for consummation of the mergers of $50.3 million.
Line of Credit Facility, Maximum Amount Outstanding During Period																					$ 95,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares																					55,400,000
Deferred Offering Costs																					$ 3,253,000	$ 0						$ 6,037,500
Repayments of Lines of Credit															14,100,000	$ 2,500,000			$ 6,500,000
Long-term Debt																					80,156,000		$ 88,064,000	$ 14,814,000
Debt Issuance Costs, Net																					1,250,000	0	$ 81,094,000
Repayment of Line Of Credit Interest															4,600,000
Excess Cash Flow Payment Percentage																			75.00%
Proceeds from Issuance or Sale of Equity												$ 35,000,000
Payments for Other Fees																						$ 2,000,000
Payments For Insurance Settlement Cost															600,000
Proceeds From Insurance Settlement Used For Repayment OF Debt															18,700,000
Proceeds from Insurance Settlement, Investing Activities															19,300,000	24,000,000					$ 6,100,000					$ 4,700,000
Excess Cash Flow Payment																			$ 4,000,000
Line of Credit Facility, Maximum Borrowing Capacity																											$ 17,500,000
Class of Warrant or Right, Outstanding | shares																					14,455,000		14,455,000	345,000
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.35
Deferred Offering Costs			$ 1,250,000
Repayments of Lines of Credit						$ 27,700,000						13,700,000		$ 2,500,000	14,100,000
Repayment of Line Of Credit Interest						7,300,000									4,600,000
Proceeds from Issuance or Sale of Equity												35,000,000
Proceeds from Lines of Credit										$ 5,000,000
Cash						$ 5,000,000
Payments For Insurance Settlement Cost															600,000
Proceeds From Insurance Settlement Used For Repayment OF Debt															18,700,000
Proceeds from Insurance Settlement, Investing Activities															19,300,000
Line of Credit Facility, Commitment Fee Percentage														1.00%							1.00%
Line of Credit Facility, Maximum Borrowing Capacity														$ 125,000,000
Additional Warrants Issued | shares						260,000
Class of Warrant or Right, Outstanding | shares						14,400,000
Scenario, Forecast [Member] | 2013 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares													6,600,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares													$ 1.80
Line of Credit [Member]
Subsequent Event [Line Items]
Long-term Debt																							$ 0	$ 14,700,000
Line of Credit [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Repayments of Lines of Credit									$ 4,250,000
Debt Instrument, Periodic Payment							$ 1,250,000	$ 2,500,000									$ 2,250,000	$ 6,750,000		$ 1,000,000
Rimini Street, Inc [Member]
Subsequent Event [Line Items]
Payments for Merger Related Costs					$ 11,500,000
Maximum [Member]
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction																							$ 20,000,000
Maximum [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity					100,000,000
GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
Deferred Long-term Liability Charges																					$ 6,037,500
Underwriters Deferred For Services Cash Settled Amount																					$ 4,429,306
Common Stock, Shares Authorized | shares																					400,000,000
Preferred Stock, Shares Authorized | shares																					20,000,000
Payments for Repurchase of Common Stock																					$ 143,904,000
Payments for Merger Related Costs					7,900,000																3,351,000
Payments for Other Fees																					$ 4,550,000
Business Acquisition, Share Price | $ / shares						$ 10.00
Cash Acquired from Acquisition						$ 30,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 50,000,000
Deferred Long-term Liability Charges															19,300,000
Common Stock, Shares Authorized | shares			1,000,000,000
Preferred Stock, Shares Authorized | shares			100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			48,868,647
Conditions of Merger Agreement			(i) a minimum of $50.0 million of cash available to GPIA (including the cash in GPIAs trust account and any cash provided by the Sponsor pursuant to its equity commitment) and (ii) a minimum amount of immediately available cash in the GPIA trust account of not less than $5.0 million after giving effect to the redemption of GPIA public shares.
Number of Common Stock Obligated to Issue | shares			388,437
Sale of Stock, Number of Shares Issued in Transaction | shares			3,600,000
Business Combination Fractional Shares Issued | shares	[1]		(67)
Payments of Loan Costs											$ 5,000,000
Payments for Merger Related Costs					19,400,000						11,500,000
Escrow Deposit											$ 25,900,000
Deferred Offering Costs					1,250,000
Stock Transfer Restrictions | shares											45,100,000
Business Combination Fee Payable			$ 5,000,000
Decrease In Mandatory Trigger Event Exit Fees			55,000,000
Line of Credit Facility, Increase (Decrease), Net			50,000,000
Repayments of Lines of Credit			$ 35,000,000		27,100,000														$ 6,500,000
Long-term Debt					125,000,000
Mandatory Trigger Event Exit Fees Funded Portion					6,000,000
Mandatory consulting Fees Funded Portion					4,000,000
Debt Issuance Costs, Net					$ 1,250,000
Debt Instrument, Interest Rate, Stated Percentage					12.00%
Debt Instrument, Collateral Monitoring Fees Percentage					2.50%
Sixth Amendment Adjustments Cease Condition					However, pursuant to the Sixth Amendment, these adjustments will cease when the principal balance under the Credit Facility is less than $52.0 million.
Debt Instrument, Fee Amount					$ 3,750,000
Cash Acquired in Excess of Payments to Acquire Business					35,000,000
Repayment of Line Of Credit Interest					7,900,000							$ 3,800,000
Expected Payments For Transaction And Deferred Underwriting Fees					$ 20,000,000
Excess Cash Flow Payment Percentage					50.00%														75.00%		75.00%
Line of Credit Facility, Remaining Borrowing Capacity					$ 17,500,000
Improvements in Financial Covenants And The Elimination of Certain Covenants and Changes in Fees Description					If RMNI completes one or more additional equity financings such that the aggregate gross proceeds of the business combination and such equity financings result in the principal balance of the term loans under the Credit Facility to be less than $95.0 million, and if RMNI has received at least $42.5 million in cash from net proceeds from the business combination and subsequent equity financings, then the Lenders have agreed to make certain additional concessions in the terms of the Credit Facility, including the elimination of (i) accrual of PIK interest on all of the term loans under the Credit Facility, (ii) the requirement to pay the $3.75 million amendment fee for the Sixth Amendment, and (iii) the marketing return ratio, churn rate and minimum gross margin financial covenants. If the aggregate outstanding principal balance of the term loans under the Credit Facility is less than $95.0 million, but RMNI has not received at least $42.5 million in net cash proceeds from the business combination and subsequent equity financings, then the Lenders have agreed to eliminate the marketing return ratio, churn rate and minimum gross margin financial covenants, but PIK interest on the term loans will continue to accrue at the existing 3.0% rate, and RMNI will be required to pay the $3.75 million amendment fee on the earlier to occur of (i) July 2, 2019 and (ii) the closing of aggregate equity financings of at least $100.0 million, including the proceeds from the business combination, if such equity financings occur prior to July 2, 2019. If the aggregate outstanding principal balance of the term loans under the Credit Facility is greater than or equal to $95.0 million, then RMNI will be required to (i) pay the Sixth Amendment fee equal to $3.75 million which will be due and payable on the earlier to occur of July 2, 2019 and the closing of aggregate equity financings of at least $100.0 million, including the proceeds from the business combination, if such equity financings occur prior to July 2, 2019, (ii), PIK interest on the term loans will continue to accrue at the existing 3.0% per annum rate and (iii) the marketing return ratio, churn rate and minimum gross margin financial covenants will not be eliminated until the term loans under the Credit Facility are less than $95.0 million.
Payments for Other Fees					$ 5,000,000
Repayments of Debt					95,000,000
Cash					$ 17,500,000
Usage Of Cash Proceeds From Acquisition					50% of any additional net cash proceeds shall be used to pay down term loans and the remaining 50% of such net cash proceeds to be retained on the balance sheet.
Long-term Line of Credit					$ 137,500,000
Proceeds from Insurance Settlement, Investing Activities															$ 4,700,000	$ 24,000,000
Excess Cash Flow Payment																			$ 4,000,000
Number of Guarantee Warrants Converted to Class A Common Stock | shares			344,828
Exercise Price of Guarantee Warrant | $ / shares			$ 1.16
Number of Class A Common Stock Issued | shares			177,751
Subsequent Event [Member] | Payment in Kind (PIK) Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					3.00%
Subsequent Event [Member] | GP Investments Acquisition Corp [Member]
Subsequent Event [Line Items]
Disposal Group, Including Discontinued Operation, General and Administrative Expense			$ 10,000
Notes Payable, Related Parties				$ 2,980,631
Contingent Transaction Fee Amount			$ 3,993,000
Common Stock, Shares Authorized | shares				1,000,000,000
Preferred Stock, Shares Authorized | shares				100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001
Ordinary Shares Voted in Favor of Proposal to Approve | shares			18,368,806
Ordinary Shares Voted Against Proposal to Approve | shares				143,904,266
Stock Redeemed or Called During Period, Value			$ 14,286,064
Payments for Repurchase of Common Stock			$ 143,904,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		48,868,647
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		3,440,424
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 5.64
Conditions of Merger Agreement		(i) there being a minimum of $50,000,000 of cash available to GPIA (including the cash in GPIAs trust account and any cash provided by the Sponsor pursuant to its equity commitment) and (ii) there being a minimum amount of immediately available cash in the trust account of not less than $5,000,001 after giving effect to the redemption of GPIA public shares that holders of GPIA public shares validly elected to redeem in connection with the business combination.
Value of Shares to be Purchased Under Merger Agreement		$ 35,000,000
Non-Sponsor Available Cash Upon Effective Date of Merger		$ 15,000,000
Number of Common Stock Obligated to Issue | shares		388,437
Number of Shares to be Purchased Under Merger Agreement | shares		35,000,000
Sale of Stock, Number of Shares Issued in Transaction | shares				3,600,000
Sale of Stock, Price Per Share | $ / shares				$ 10.00
Sale of Stock, Consideration Received on Transaction				$ 36,000,000
Sale of Stock, Description of Transaction				Sponsor purchases resulted in the available cash required for consummation of the mergers exceeding $15,000,000
Business Combination Share Exchange Ratio			0.239412772
Share Redemption Price Per Share | $ / shares			$ 10.07
Business Combination Fractional Shares Issued | shares			67
Business Acquisition, Percentage of Voting Interests Acquired			84.00%
Business Acquisition, Transaction Costs			$ 3,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares		13,260,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares		$ 2.76
Cash Acquired in Excess of Payments to Acquire Business					$ 42,500,000
Number of Guarantee Warrants Converted to Class A Common Stock | shares			344,828
Exercise Price of Guarantee Warrant | $ / shares			$ 1.16
Number of Class A Common Stock Issued | shares			177,751
Subsequent Event [Member] | GP Investments Acquisition Corp [Member] | Maximum [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period				$ 95,000,000

[1]	The total number of Company Shares issued to the former holders of RSI capital stock was net of fractional shares resulting from rounding down in the application of the Exchange Ratio